CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss from continuing operations	$ (40,569)	$ (301,859)	$ (274,337)
Adjustments required to reconcile net loss with net cash used in operating activities
Depreciation and amortization	189	255	501
(Gain) loss on common share purchase warrants	(308,342)	33,973	(10,863)
Stock based compensation			3,208
Changes in non-cash working capital balances
Advances receivable	(14,529)
Due from related parties	(11,505)	(103,591)	7,431
Due to related parties	44,218	25,520	132,616
Accounts payable	47,767	4,536	(21,352)
Accrued liabilities	(41,461)	414	41,047
Cash utilized in operating activities	(324,232)	(340,752)	(121,749)
Financing activities:
Proceeds from share issuances, net of costs	263,348	392,699
Cash provided by financing activities	263,348	392,699
Investing activities
Net cash (outflow) inflow	(60,884)	51,947	(121,749)
Cash (outflows) inflows from discontinued operations	(1,827)	(469)	9,970
Cash, beginning of year	68,765	17,287	129,066
Cash, end of year	6,054	68,765	17,287
Cash at the end of the year relates to:
Continuing operations	6,054	66,938	1,309
Discontinued operations	0	1,827	15,978
Cash, end of the year	$ 6,054	$ 68,765	$ 17,287